Supplement to each currently effective Statement of Additional Information

Kemper Aggressive Growth Fund                                 Kemper Ohio Tax-Free Income Fund
Kemper Asian Growth Fund                                      Kemper Research Fund
Kemper Blue Chip Fund                                         Kemper S&P 500 Index Fund
Kemper California Tax-Free Income Fund                        Kemper Short-Term U.S. Government Fund
Kemper Cash Reserves Fund                                     Kemper Small Cap Value Fund
Kemper Classic Growth Fund                                    Kemper Small Cap Value+Growth Fund
Kemper Contrarian Fund                                        Kemper Small Capitalization Equity Fund
Kemper Emerging Markets Growth Fund                           Kemper Strategic Income Fund
Kemper Florida Tax-Free Income Fund                           Kemper Target 2011 Fund
Kemper Global Blue Chip Fund                                  Kemper Technology Fund
Kemper Global Income Fund                                     Kemper Total Return Fund
Kemper Global Discovery Fund                                  Kemper U.S. Government Securities Fund
Kemper Growth Fund                                            Kemper U.S. Growth and Income Fund
Kemper High Yield Fund                                        Kemper U.S. Mortgage Fund
Kemper High Yield Fund II                                     Kemper Value Plus Growth Fund
Kemper High Yield Opportunity Fund                            Kemper Value Fund
Kemper Horizon 20+ Portfolio                                  Kemper-Dreman Financial Services Fund
Kemper Horizon 10+ Portfolio                                  Kemper-Dreman High Return Equity Fund
Kemper Horizon 5 Portfolio                                    Tax-Exempt California Money Market Fund
Kemper Income and Capital Preservation Fund                   Tax-Exempt New York Money Market Portfolio
Kemper Intermediate Municipal Bond Fund                       Investors Florida Municipal Cash Fund
Kemper International Fund                                     Investors Michigan Municipal Cash Fund
Kemper International Research Fund                            Investors New Jersey Municipal Cash Fund
Kemper Large Company Growth Fund                              Investors Pennsylvania Municipal Cash Fund
Kemper Latin America Fund                                     Cash Equivalent Fund
Kemper Municipal Bond Fund                                    Cash Account Trust
Kemper New Europe Fund, Inc.                                  Investors Cash Trust
Kemper New York Tax-Free Income Fund

The following information supplements the disclosure in the "Investment Manager and Underwriter" section of each Fund's Statement of Additional Information:

On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


October 30, 2000